N-4	Jun. 07, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Jun. 07, 2024
Amendment Flag	false
Monument Advisor Select
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective May 1, 2024, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class, the value in the Current Expenses cell is deleted and replaced with the following: 1.26%
Monument Advisor Select | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Current Expenses [Percent]	1.26%